Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 861	₨ 789
Provision for doubtful trade and other receivables, net	146	138
Trade and other receivables written off and exchange differences	(55)	(66)
Balance at the end of the year	₨ 952	₨ 861